8. STOCK OPTIONS AND WARRANTS: Share-Based Payment Arrangement, Option, Activity (Details) - Stock options - $ / shares		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Outstanding		3,871,000		2,006,000		2,174,000
Granted		605,000		2,310,000		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		(445,000)		(168,000)
Outstanding		4,476,000		3,871,000		2,006,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		3,683,500		2,006,000		2,174,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number		4,476,000		3,683,500		2,006,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 0.31		$ 0.54		$ 0.54
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		0.1		0.15		0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		0		0		0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		0		0.5		0.5
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		0.28		0.31		0.54
Expiry Date, October 15, 2025
Exercise price		$ 0.7	[1]	$ 0.7		$ 0.7
Outstanding		401,000	[1]	401,000		401,000
Granted		0	[1]	0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	[1]	0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	[1]	0		0
Outstanding		401,000	[1]	401,000	[1]	401,000
Expiry Date, January 18, 2027
Exercise price		$ 0.5		$ 0.5		$ 0.5
Outstanding		1,160,000		1,160,000		1,160,000
Granted		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0		0
Outstanding		1,160,000		1,160,000		1,160,000
Expiry Date, April 24, 2029
Exercise price		$ 0.15	[2]	$ 0.15
Outstanding		1,860,000	[2]	0
Granted		0	[2]	1,860,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0	[2]	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0	[2]	0
Outstanding		1,860,000	[2]	1,860,000	[2]	0
Expiry Date, July 2, 2029
Exercise price		$ 0.15		$ 0.15
Outstanding		450,000		0
Granted		0		450,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period		0		0
Outstanding		450,000		450,000		0
Expiry Date, January 28, 2030
Exercise price	[3]	$ 0.1
Outstanding	[3]	0
Granted	[3]	605,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	[3]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	[3]
Outstanding	[3]	605,000		0
Expiry Date, July 30, 2024
Exercise price				$ 0.5		$ 0.5
Outstanding		0		345,000		345,000
Granted				0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period				(345,000)		0
Outstanding				0		345,000
Expiry Date, March 17, 2027
Exercise price				$ 0.5		$ 0.5
Outstanding		0		100,000		100,000
Granted				0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period				0		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period				(100,000)		0
Outstanding				0		100,000
Expiry Date, March 14, 2023
Exercise price						$ 0.5
Outstanding				0		168,000
Granted						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period						0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period						(168,000)
Outstanding						0

[1]	Subsequently, 401,000 stock options expired unexercised.
[2]	Subsequently, 70,000 stock options were exercised.
[3]	Subsequently, 20,000 stock options were exercised.